Deferred tax assets and liabilities - Additional information (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities
Unrecognized deferred income tax assets	₺ 1,665,351	₺ 3,186,203
Unused tax losses for which no deferred tax asset recognised	19,812,716	₺ 16,218,576
Deferred tax income recognized in relation to investment incentive system	₺ 2,346,908